EQUIPMENT AND SOFTWARE, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Seamless Group Inc. [Member]
Depreciation	$ 142,518	$ 197,905	$ 607,138	$ 701,262	[1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.